Note 3 - BBVA Group	12 Months Ended
Dec. 31, 2019
Grupo BBVA
Grupo BBVA, Entity Information

3. BBVA Group

The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.

The following information is detailed in the appendices of these consolidated financial statements of the Group for the year ended December 31, 2019:

•Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.

•Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.

•Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.

•Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.

The following table sets forth information related to the Group’s total assets as of December 31, 2019, 2018 and 2017, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of euros)
	2019	2018	2017
Banking and other financial services	667,319	647,164	659,414
Insurance and pension fund managing companies	29,300	26,732	26,134
Other non-financial services	2,071	2,793	4,511
Total	698,690	676,689	690,059

The total assets and results of operations broken down by operating segments are included in Note 6.

The BBVA Group’s activities are mainly located in Spain, Mexico, South America, the United States and Turkey, with active presence in other countries, as shown below:

•Spain

The Group’s activity in Spain is mainly carried out through Banco Bilbao Vizcaya Argentaria, S.A. The Group also has other entities that mainly operate in Spain’s banking sector and insurance sector.

•Mexico

The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector through BBVA Mexico.

•South America

The BBVA Group’s activities in South America are mainly focused on the banking, financial and insurance sectors, in the following countries: Argentina, Colombia, Peru, Uruguay and Venezuela. It has a representative office in Sao Paulo (Brazil).

The Group owns more than 50% of most of the entities based in these countries. Appendix I shows a list of the entities which, although less than 50% owned by the BBVA Group as of December 31, 2019, are consolidated (see Note 2.1).

•The United States

The Group’s activity in the United States is mainly carried out through a group of entities with BBVA USA Bancshares, Inc. at their head, as well as through the New York BBVA, S.A. branch and a representative office in Silicon Valley (California).

•Turkey

The Group’s activity in Turkey is mainly carried out through the Garanti BBVA Group.

•Rest of Europe

The Group’s activity in Europe is carried out through banks and financial institutions in Switzerland, Italy, Germany, Netherlands, Finland and Romania, branches in Germany, Belgium, France, Italy, Portugal and the United Kingdom, and a representative office in Moscow.

•Asia-Pacific

The Group’s activity in this region is carried out through the Bank branches (in Taipei, Tokyo, Hong Kong, Singapore and Shanghai) and representative offices (in Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).

Significant transactions in the Group in 2019

Divestitures

Sale of BBVA’s stake in BBVA Paraguay

On August 7, 2019, BBVA reached an agreement with Banco GNB Paraguay, S.A., an affiliate of Grupo Financiero Gilinski, for the sale of its wholly-owned subsidiary Banco Bilbao Vizcaya Argentaria Paraguay, S.A. (“BBVA Paraguay”).

The consideration for the acquisition of BBVA Paraguay’s shares amounts to approximately $270 million. The above mentioned consideration is subject to regular adjustments for these kind of transactions between the signing and closing dates of the transaction. It is expected that the transaction would result in a capital gain, net of taxes, calculated as of the date of this Annual Report, of approximately €40 million and in a positive impact on the BBVA Group’s Common Equity Tier 1 of approximately 6 basis points. The closing of the transaction is expected during the first quarter of 2020 after obtaining regulatory authorizations from the competent authorities.

Significant transactions in the Group in 2018

Divestitures

Sale of BBVA’s stake in BBVA Chile

On November 28, 2017, BBVA received a binding offer (the “Offer”) from The Bank of Nova Scotia group (“Scotiabank”) for the acquisition of BBVA’s stake in Banco Bilbao Vizcaya Argentaria Chile, S.A. (“BBVA Chile”) as well as in other companies of the Group in Chile with operations that are complementary to the banking business (amongst them, BBVA Seguros Vida, S.A.). BBVA owned approximately, directly and indirectly, 68.19% of BBVA Chile share capital. On December 5, 2017, BBVA accepted the Offer and entered into a sale and purchase agreement and the sale was completed on July, 6, 2018.

The consideration received in cash by BBVA as consequence of the referred sale amounted to, approximately, USD 2,200 million. The transaction resulted in a capital gain, net of taxes, of €633 million, which was recognized in 2018.

Agreement for the creation of a joint-venture and transfer of the real estate business in Spain

On November 29, 2017, BBVA reached an agreement with a subsidiary of Cerberus Capital Management, L.P. (“Cerberus”) for the creation of a “joint venture” to which an important part of the real estate business of BBVA in Spain is transferred (the “Business”).

The Business comprises: (i) foreclosed real estate assets (the “REOs”), with a gross book value of approximately €13,000 million, taking as starting point the position of the REOs as of June 26, 2017; and (ii) the necessary assets and employees to manage the Business in an autonomous manner. For the purpose of the agreement with Cerberus, the whole Business was valued at approximately €5,000 million.

On October 10, 2018, after obtaining all required authorizations, BBVA completed the transfer of the real estate business in Spain. Closing of the transaction has resulted in the sale of 80% of the share capital of the company Divarian Propiedad, S.A. to an entity managed by Cerberus.

Divarian is the company to which the BBVA Group has contributed the Business provided that the effective transfer of several real estate assets (REOs) remains subject to the fulfilment of certain conditions precedent. The final price payable by Cerberus will be adjusted depending on the volume of REOs effectively contributed.

The transaction did not have a significant impact on BBVA Group’s attributable profit of 2018 or the Common Equity Tier 1 as of December 31, 2018.

Significant transactions in the Group in 2017

Investments

On February 21, 2017, BBVA Group entered into an agreement for the acquisition from Dogus Holding A.S. and Dogus Arastirma Gelistirme ve Musavirlik Hizmetleri A.S of 41,790,000,000 shares of Turkiye Garanti Bankasi, A.S. (“Garanti”), amounting to 9.95% of the total issued share capital of Garanti Bank. On March 22, 2017, the sale and purchase agreement was completed, and therefore BBVA´s total stake in Garanti as of December 31, 2017 amounts to 49.85% (See Note 31).